Document and Entity Information	Feb. 11, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 11, 2021
Entity Registrant Name	Trilogy Metals Inc.
Entity Incorporation, State or Country Code	A1
Entity File Number	001-35447
Entity Tax Identification Number	98-1006991
Entity Address, Address Line One	Suite 1150, 609 Granville Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V7Y 1G5
City Area Code	604
Local Phone Number	638-8088
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	TMQ
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001543418
Amendment Flag	false